Contents of Significant Accounts - Details of Investments Accounted for Under the Equity Method (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2019 USD ($)
Investments in associates and joint ventures [line items]
Amount	$ 9,564,517	$ 7,948,413	$ 319,777
WINAICO SOLAR PROJEKT 1 GMBH [member]
Investments in associates and joint ventures [line items]
Amount	$ 0	$ 0
Percentage of ownership or voting rights, Joint ventures	0.00%	50.00%
WINAICO IMMOBILIEN GMBH [member]
Investments in associates and joint ventures [line items]
Amount	$ 0	$ 0
Percentage of ownership or voting rights, Joint ventures	44.78%	44.78%
CLIENTRON CORP. [member]
Investments in associates and joint ventures [line items]
Amount	$ 276,515	$ 249,663
Percentage of ownership or voting rights, Associates	21.90%	22.39%
FARADAY TECHNOLOGY CORP. (FARADAY) [member]
Investments in associates and joint ventures [line items]
Amount	$ 1,473,028	$ 1,483,111
Percentage of ownership or voting rights, Associates	13.78%	13.78%
MTIC HOLDINGS PTE. LTD. [member]
Investments in associates and joint ventures [line items]
Amount	$ 18,157	$ 3,026
Percentage of ownership or voting rights, Associates	45.44%	45.44%
YUNG LI INVESTMENTS, INC. [member]
Investments in associates and joint ventures [line items]
Amount	$ 0	$ 2,213
Percentage of ownership or voting rights, Associates	0.00%	45.16%
PURIUMFIL INC.[Member]
Investments in associates and joint ventures [line items]
Amount	$ 7,164	$ 0
Percentage of ownership or voting rights, Associates	44.45%	0.00%
UNITECH CAPITAL INC. [member]
Investments in associates and joint ventures [line items]
Amount	$ 642,660	$ 568,005
Percentage of ownership or voting rights, Associates	42.00%	42.00%
TRIKNIGHT CAPITAL CORPORATION [member]
Investments in associates and joint ventures [line items]
Amount	$ 2,281,631	$ 1,520,575
Percentage of ownership or voting rights, Associates	40.00%	40.00%
HSUN CHIEH INVESTMENT CO., LTD. [member]
Investments in associates and joint ventures [line items]
Amount	$ 1,686,502	$ 1,608,551
Percentage of ownership or voting rights, Associates	36.49%	36.49%
HSUN CHIEH CAPITAL CORP. [member]
Investments in associates and joint ventures [line items]
Amount	$ 122,060	$ 161,319
Percentage of ownership or voting rights, Associates	30.00%	30.00%
YANN YUAN INVESTMENT CO., LTD. [member]
Investments in associates and joint ventures [line items]
Amount	$ 2,761,821	$ 2,032,013
Percentage of ownership or voting rights, Associates	30.87%	30.87%
VSENSE CO., LTD. [member]
Investments in associates and joint ventures [line items]
Amount	$ 592	$ 31,544
Percentage of ownership or voting rights, Associates	25.90%	26.89%
UNITED LED CORPORATION HONG KONG LIMITED [member]
Investments in associates and joint ventures [line items]
Amount	$ 121,973	$ 167,953
Percentage of ownership or voting rights, Associates	25.14%	25.14%
TRANSLINK CAPITAL PARTNERS I, L.P. [member]
Investments in associates and joint ventures [line items]
Amount	$ 172,414	$ 120,440
Percentage of ownership or voting rights, Associates	10.38%	10.38%